--------------------------------------------------------------------------------
                                                                       FEDERATED
--------------------------------------------------------------------------------
                                                                    INTERMEDIATE
--------------------------------------------------------------------------------
                                                                       MUNICIPAL
--------------------------------------------------------------------------------
                                                                           TRUST
--------------------------------------------------------------------------------
                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               NOVEMBER 30, 1995

                             ---------------------------------------------------
                             ---------------------------------------------------
                             ---------------------------------------------------
                             ---------------------------------------------------

     FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------
     Distributor
     A subsidiary of FEDERATED INVESTORS

     FEDERATED INVESTORS TOWER
     PITTSBURGH, PA 15222-3779

     Cusip 458810108                                  LOGO
     8010413 (1/96)

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Intermediate Municipal Trust (formerly, Intermediate Municipal Trust) for the six-month period ended November 30, 1995. The Report begins with an investment review, which is a brief commentary on the municipal market from the fund's portfolio manager. Following the investment review, you will find the fund's portfolio of investments and its financial statements.

Federated Intermediate Municipal Trust pursues monthly income that is free from federal regular income taxes by investing in a highly diverse portfolio of intermediate-term securities issued by municipalities across the nation.*

Over the six-month reporting period ended November 30, 1995, the fund achieved a total return of 3.55%.** Dividends paid to shareholders totaled $5.8 million, or $0.3 per share. The fund's share price increased by $0.10 from the first day of the period to the last day of the period. Total assets stood at $226.3 million at the period's end.

Thank you for your confidence in the tax-free earning power of Federated Intermediate Municipal Trust. We will continue to keep you up-to-date on the fund's performance, and we welcome your questions, comments, or suggestions.

Sincerely,

/s/ Glen R. Johnson
Glen R. Johnson

President
January 15, 1996

 * Income may be subject to federal alternative minimum tax and state and local taxes.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

For the six-month period ended November 30, 1995, interest rates for the intermediate-term, fixed-income securities markets in the U.S. declined markedly, as evidence of reasonable economic growth without rampant inflation continued to be reported. From May 31, 1995, to November 30, 1995, yields for 7-year U.S. Treasury notes dropped from 6.20% to 5.70%, with an interim peak of 6.55% reached on August 14, 1995. In the municipal sector, interest rates for 7-year "AA" general obligation bonds as rated by Standard & Poor's Ratings Group, descended from 4.75% to 4.45%, despite a pinnacle of 4.90% on June 16, 1995.

In this environment, the fund used the proceeds of the sale or redemption of $18.5 million par value of pre-refunded issues to purchase $17.5 million par value of state housing finance agency obligations and of high-grade industrial development bonds of obligors such as Cargill, Inc. In so doing, the average coupon rate of portfolio holdings was reduced from 6.72% to 6.40%. The effective maturity of the portfolio was extended modestly from 5.71 years to 5.83 years. Both factors led to an increase in portfolio modified duration from 4.58 to
4.75. Part of the aforementioned proceeds were used to accommodate shareholder redemptions during the six-month interval. Fund shares outstanding declined by 2.3%, from 21.7 million to 21.2 million, while the net asset value per share grew from $10.55 to $10.65.

During the six-month period ended November 30, 1995, a high quality profile was maintained for the portfolio of the fund. Expressed as a percentage of aggregate market value (with accrued interest), the quality of the fund's holdings as rated by Standard & Poor's Ratings Group was as follows on November 30, 1995:
36.5% in "AAA" issues; 56.3% in "AA" issues; 6.5% in "A" issues; and 0.7% in the highest quality tax-exempt, money-market equivalent issues.

For the six-month period ended November 30, 1995, an investor in Federated Intermediate Municipal Trust experienced a total return of 3.55%. This outcome was comprised of 0.95% appreciation in the net asset value per share and of 2.60% net income return. The Lipper Intermediate Municipal Debt Fund Average,* for the period, registered a total return of 4.08%, split between 1.78% price appreciation and of 2.30% net dividend return.

* Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.


FEDERATED INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, INTERMEDIATE MUNICIPAL TRUST)
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                                               CREDIT
  AMOUNT                                                               RATING*          VALUE
----------     ---------------------------------------------------   ------------    ------------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--97.8%
------------------------------------------------------------------
               ALABAMA--0.7%
               ---------------------------------------------------
$1,500,000     Alabama Water PCA, PCR Bonds, 6.35% (AMBAC INS),
               8/15/2001                                                Aaa          $  1,646,505
               ---------------------------------------------------                   ------------
               ARIZONA--6.0%
               ---------------------------------------------------
 1,000,000     Arizona State Transportation Board, Excise Tax
               Revenue Bonds (Series B), 5.50% (Maricopa Cnty, AZ
               Regional Area Roads)/(AMBAC INS)/(Original Issue
               Yield: 5.60%), 7/1/2002                                  Aaa             1,057,870
               ---------------------------------------------------
 1,500,000     Maricopa County, AZ, IDA, Hospital Facility Revenue
               Bonds (Series 1985A), 8.20% (Samaritan Health
               Services, AZ)/(MBIA INS), 12/1/1996                      Aaa             1,530,195
               ---------------------------------------------------
 1,000,000     Mesa, AZ, UT GO Bonds, 7.125%, 7/1/1996 (@102)           A+              1,040,280
               ---------------------------------------------------
 1,500,000     Phoenix, AZ, UT GO Refunding Bonds (Series A),
               7.40%, 7/1/2000                                          AA              1,696,590
               ---------------------------------------------------
 2,900,000     Pima County, AZ Unified School District No. 1, UT
               GO Bonds (Series 1989E), 4.80% (FGIC INS)/
               (Original Issue Yield: 4.90%), 7/1/2003                  Aaa             2,941,325
               ---------------------------------------------------
 5,000,000     Salt River Project, AZ Agricultural Improvement &
               Power District, Electric System Revenue Bonds
               (Series A), 7.10%, 1/1/2000                              AA              5,370,350
               ---------------------------------------------------                   ------------
               Total                                                                   13,636,610
               ---------------------------------------------------                   ------------
               CALIFORNIA--4.2%
               ---------------------------------------------------
 2,250,000     California State, UT GO Bonds, Series AV, 7.80%,
               10/1/2000                                                AA              2,602,485
               ---------------------------------------------------
 1,800,000     Los Angeles, CA Department of Water & Power,
               Electric Plant Revenue Bonds, 2nd Issue, 9.00%,
               6/1/2000                                                 AA              2,147,868
               ---------------------------------------------------



FEDERATED INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

PRINCIPAL                                                               CREDIT
  AMOUNT                                                               RATING*          VALUE
----------     ---------------------------------------------------   ------------    ------------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------
               CALIFORNIA--CONTINUED
               ---------------------------------------------------
$1,875,000     Los Angeles, CA Department of Water & Power,
               Electric Plant Revenue Bonds, 2nd Issue, 9.00%,
               6/1/2001                                                 AA           $  2,290,125
               ---------------------------------------------------
 2,000,000     Los Angeles, CA Department of Water & Power,
               Electric Plant Revenue Refunding Bonds, 9.00%,
               2/1/2001                                                 AA              2,416,220
               ---------------------------------------------------                   ------------
               Total                                                                    9,456,698
               ---------------------------------------------------                   ------------
               FLORIDA--3.4%
               ---------------------------------------------------
 2,000,000     Florida State Board of Education Administration, UT
               GO Capital Outlay Bonds (Series C), 6.25% (Florida
               State), 6/1/2001                                         AA              2,189,820
               ---------------------------------------------------
 3,000,000     Florida State Board of Education Administration, UT
               GO Capital Outlay Bonds, 6.00% (Florida State),
               6/1/2001                                                 AA              3,248,310
               ---------------------------------------------------
 1,000,000     Miami Beach, FL Health Facilities Authority,
               Hospital Revenue Refunding Bonds, 5.60% (Mt. Sinai
               Medical Center, FL)/(CGIC INS)/(Original Issue
               Yield: 5.65%), 11/15/2002                                AAA             1,072,790
               ---------------------------------------------------
 1,050,000     Plantation, FL Water & Sewer System, Revenue Bonds
               (Series A), 8.70% (United States Treasury COL)/
               (MBIA INS), 3/1/1996                                     Aaa             1,063,755
               ---------------------------------------------------                   ------------
               Total                                                                    7,574,675
               ---------------------------------------------------                   ------------
               GEORGIA--4.0%
               ---------------------------------------------------
 2,000,000     Georgia State Municipal Electric Authority, Revenue
               Bonds (Series U), 6.50%, 1/1/2000                        AA-             2,159,680
               ---------------------------------------------------
 1,000,000     Georgia State Municipal Electric Authority, Revenue
               Bonds (Series U), 6.60%, 1/1/2001                        AA-             1,096,850
               ---------------------------------------------------
 5,000,000     Georgia State, UT GO Bonds (Series A), 7.70%,
               2/1/2001                                                 Aaa             5,798,900
               ---------------------------------------------------                   ------------
               Total                                                                    9,055,430
               ---------------------------------------------------                   ------------



FEDERATED INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

PRINCIPAL                                                               CREDIT
  AMOUNT                                                               RATING*          VALUE
----------     ---------------------------------------------------   ------------    ------------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------
               HAWAII--5.5%
               ---------------------------------------------------
$5,000,000     Hawaii State, UT GO Bonds (Series BT), 8.00%,
               2/1/2001                                                 AA           $  5,830,000
               ---------------------------------------------------
 1,000,000     Hawaii State, UT GO Bonds (Series BU), 5.85%
               (Original Issue Yield: 5.95%), 11/1/2001                 AA              1,078,850
               ---------------------------------------------------
 2,000,000     Hawaii State, UT GO Bonds (Series BZ), 6.25%,
               10/1/2002                                                AA              2,210,660
               ---------------------------------------------------
 3,000,000     Honolulu, HI City & County, UT GO Bonds (Series A),
               6.30% (Original Issue Yield: 6.40%), 8/1/2001            AA              3,295,650
               ---------------------------------------------------                   ------------
               Total                                                                   12,415,160
               ---------------------------------------------------                   ------------
               ILLINOIS--4.7%
               ---------------------------------------------------
 3,000,000     Du Page, IL Water Commission, UT GO Bonds, 6.05%,
               3/1/2002                                                 Aaa             3,248,190
               ---------------------------------------------------
 3,000,000     Illinois Municipal Electric Agency, Power Supply
               System Revenue Bonds (Series A), 6.20% (AMBAC INS),
               2/1/2001                                                 Aaa             3,234,090
               ---------------------------------------------------
 1,840,000     Illinois State Toll Highway Authority, Revenue
               Refunding Bonds, 9.125% (Northern Illinois Toll
               Highway)/(United States Treasury PRF), 1/1/1996
               (@102)                                                   Aaa             1,885,393
               ---------------------------------------------------
 2,000,000     University of Illinois, Auxiliary Facilities
               Revenue Bonds, 6.40% (Original Issue Yield: 6.45%),
               4/1/2001                                                 AA              2,188,760
               ---------------------------------------------------                   ------------
               Total                                                                   10,556,433
               ---------------------------------------------------                   ------------
               MARYLAND--0.5%
               ---------------------------------------------------
 1,000,000     University of Maryland, Auxiliary Facility &
               Tuition Revenue Bonds (Series A), 5.80% (Original
               Issue Yield: 5.85%), 2/1/2002                            AA+             1,071,790
               ---------------------------------------------------                   ------------



FEDERATED INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

PRINCIPAL                                                               CREDIT
  AMOUNT                                                               RATING*          VALUE
----------     ---------------------------------------------------   ------------    ------------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------
               MICHIGAN--7.2%
               ---------------------------------------------------
$4,500,000     Detroit, MI City School District, UT GO Refunding
               Bonds, 4.85% (Michigan State GTD)/(Original Issue
               Yield: 4.95%), 5/1/2004                                  AA           $  4,505,985
               ---------------------------------------------------
 1,250,000     Jackson County, MI Hospital Finance Authority,
               Hospital Revenue Refunding Bonds (Series A), 4.80%
               (W.A. Foote Memorial Hospital, MI)/(FGIC INS)/
               (Original Issue Yield: 4.90%), 6/1/2005                  Aaa             1,242,938
               ---------------------------------------------------
 2,000,000     Michigan State Building Authority, Revenue Bonds
               (Series II), 6.25% (AMBAC INS)/(Original Issue
               Yield: 6.35%), 10/1/2000                                 Aaa             2,168,980
               ---------------------------------------------------
 3,705,000     Michigan State HDA, (Series B) Rental Housing
               Revenue Bonds, 5.65% (MBIA INS), 10/1/2007               Aaa             3,734,307
               ---------------------------------------------------
 3,605,000     Michigan State HDA, (Series B) Rental Housing
               Revenue Bonds, 5.65% (MBIA INS), 4/1/2007                Aaa             3,632,902
               ---------------------------------------------------
 1,000,000     Royal Oak, MI Hospital Finance Authority, Revenue
               Refunding Bonds, 7.40% (William Beaumont Hospital,
               MI), 1/1/2000                                            AA              1,073,990
               ---------------------------------------------------                   ------------
               Total                                                                   16,359,102
               ---------------------------------------------------                   ------------
               MISSOURI--4.8%
               ---------------------------------------------------
 5,000,000     Missouri St. HEFA, Health Facilities Revenue Bonds
               (Series A), 6.00% (BJC Health System, MO)/(Original
               Issue Yield: 6.05%), 5/15/2005                           AA              5,412,200
               ---------------------------------------------------
 5,000,000     Missouri St. HEFA, Health Facilities Revenue Bonds
               (Series A), 6.10% (BJC Health System, MO)/(Original
               Issue Yield: 6.15%), 5/15/2006                           AA              5,427,450
               ---------------------------------------------------                   ------------
               Total                                                                   10,839,650
               ---------------------------------------------------                   ------------
               NEVADA--0.5%
               ---------------------------------------------------
 1,000,000     Clark County, NV School District, LT GO Bonds
               (Series A), 9.75% (MBIA INS), 6/1/2000                   Aaa             1,218,440
               ---------------------------------------------------                   ------------



FEDERATED INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

PRINCIPAL                                                               CREDIT
  AMOUNT                                                               RATING*          VALUE
----------     ---------------------------------------------------   ------------    ------------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------
               NEW HAMPSHIRE--1.2%
               ---------------------------------------------------
$2,555,000     New Hampshire State, UT GO Bonds (Series A), 6.40%,
               6/15/2001                                                Aa1          $  2,813,719
               ---------------------------------------------------                   ------------
               NEW YORK--6.9%
               ---------------------------------------------------
 1,500,000     Municipal Assistance Corp. of New York, Revenue
               Bonds (Series 62), 6.60%, 7/1/2000                       AA-             1,586,985
               ---------------------------------------------------
 2,000,000     Municipal Assistance Corp. of New York, Revenue
               Bonds (Series 66), 7.00% (Original Issue Yield:
               7.05%), 7/1/1997                                         AA-             2,095,160
               ---------------------------------------------------
 2,500,000     New York State Environmental Facilities Corp.,
               State Water Pollution Control Bonds (Series 1994E),
               6.15% (Original Issue Yield: 6.25%), 6/15/2004           Aa              2,746,100
               ---------------------------------------------------
 2,550,000     New York State Power Authority, Revenue & General
               Purpose Bonds (Series BB), 5.90% (Original Issue
               Yield: 5.95%), 1/1/2002                                  AA              2,738,802
               ---------------------------------------------------
 4,000,000     New York State Thruway Authority, Highway & Bridge
               Fund Revenue Bonds (Series B), 5.625% (FGIC
               INS)/(Original Issue Yield: 5.75%), 4/1/2005             Aaa             4,253,440
               ---------------------------------------------------
 1,000,000     New York State Urban Development Corp.,
               Correctional Facilities Revenue Bonds (Series A),
               9.20% (United States Treasury PRF)/(Original Issue
               Yield: 9.297%), 1/1/1996 (@102)                          Aaa             1,024,800
               ---------------------------------------------------
 1,000,000     Triborough Bridge & Tunnel Authority, NY, Revenue
               Bonds (Series S), 6.625% (Original Issue Yield:
               6.70%), 1/1/2001                                         Aa              1,103,960
               ---------------------------------------------------                   ------------
               Total                                                                   15,549,247
               ---------------------------------------------------                   ------------
               NORTH CAROLINA--6.0%
               ---------------------------------------------------
 3,355,000     Charlotte-Mecklenburg Hospital Authority, NC,
               Health Care System Revenue Bonds, 5.90% (Original
               Issue Yield: 5.95%), 1/1/2002                            AA              3,602,296
               ---------------------------------------------------



FEDERATED INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

PRINCIPAL                                                               CREDIT
  AMOUNT                                                               RATING*          VALUE
----------     ---------------------------------------------------   ------------    ------------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------
               NORTH CAROLINA--CONTINUED
               ---------------------------------------------------
$2,000,000     North Carolina Municipal Power Agency No. 1,
               Catawba Electric Revenue Refunding Bonds, 5.90%
               (Original Issue Yield: 5.95%), 1/1/2003                   A           $  2,092,840
               ---------------------------------------------------
 5,350,000     North Carolina Municipal Power Agency No. 1,
               Catawba Electric Revenue Refunding Bonds, 6.00%
               (Original Issue Yield: 6.05%), 1/1/2004                   A              5,625,739
               ---------------------------------------------------
 2,000,000     North Carolina Municipal Power Agency No. 1,
               Catawba Electric Revenue Refunding Bonds, 7.25%,
               1/1/2007                                                  A              2,325,500
               ---------------------------------------------------                   ------------
               Total                                                                   13,646,375
               ---------------------------------------------------                   ------------
               OHIO--3.7%
               ---------------------------------------------------
 2,615,000     Franklin County, OH Hospital Facility Authority,
               Refunding Revenue Bonds, 5.25% (Holy Cross Health
               System Corp.)/(MBIA INS)/(Original Issue Yield:
               5.60%), 6/1/2008                                         Aaa             2,649,780
               ---------------------------------------------------
 1,330,000     Franklin County, OH Hospital Facility Authority,
               Revenue Refunding Bonds (Series A), 5.30%
               (Riverside United Methodist Hospital)/(Original
               Issue Yield: 5.40%), 5/15/2002                           Aa              1,394,877
               ---------------------------------------------------
 2,500,000     Hamilton County, OH Sewer System, Improvement &
               Revenue Refunding Bonds (Series A), 6.20%,
               12/1/2000                                                AA-             2,712,350
               ---------------------------------------------------
 1,400,000     Montgomery County, OH Health Facilities Authority,
               Revenue Bonds (Series A), 6.20% (Sisters of Charity
               Health Care System)/(MBIA INS)/(Original Issue
               Yield: 6.30%), 5/15/2001                                 Aaa             1,522,836
               ---------------------------------------------------                   ------------
               Total                                                                    8,279,843
               ---------------------------------------------------                   ------------



FEDERATED INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

PRINCIPAL                                                               CREDIT
  AMOUNT                                                               RATING*          VALUE
----------     ---------------------------------------------------   ------------    ------------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------
               OKLAHOMA--2.8%
               ---------------------------------------------------
$2,000,000     Oklahoma State Industrial Authority, Health System
               Revenue Bonds (Series C), 5.70% (Baptist Medical
               Center, OK)/(AMBAC INS)/(Original Issue Yield:
               5.80%), 8/15/2002                                        Aaa          $  2,117,320
               ---------------------------------------------------
 2,100,000     Tulsa's Port of Catoosa, OK Facilities Authority,
               (Series 1995) Industrial Development Refunding
               Revenue Bonds, 5.35% (Cargill, Inc.), 9/1/2006           Aa3             2,127,426
               ---------------------------------------------------
 2,000,000     Tulsa, OK, UT GO Refunding Bonds, 5.15%, 6/1/2003        AA              2,078,780
               ---------------------------------------------------                   ------------
               Total                                                                    6,323,526
               ---------------------------------------------------                   ------------
               PENNSYLVANIA--4.1%
               ---------------------------------------------------
 1,500,000     Allegheny County, PA HDA, Revenue Bonds, 6.875%
               (Mercy Health Systems)/(MBIA INS)/(Original Issue
               Yield: 7.00%), 10/1/1999                                 Aaa             1,566,255
               ---------------------------------------------------
 1,000,000     Allegheny County, PA HDA, Revenue Refunding Bonds
               (Series B), 5.50% (Presbyterian University
               Hospital)/(MBIA INS)/(Original Issue Yield: 5.60%),
               11/1/2002                                                Aaa             1,053,390
               ---------------------------------------------------
 1,500,000     Pennsylvania Infrastructure Investment Authority,
               Revenue Bonds, 6.15% (Pennvest), 9/1/2001                AA              1,624,890
               ---------------------------------------------------
 3,500,000     Pennsylvania Intergovernmental Coop Authority,
               Special Tax Revenue Bonds, 5.45% (FGIC INS)/
               (Original Issue Yield: 5.55%), 6/15/2008                 Aaa             3,556,105
               ---------------------------------------------------
 1,475,000     Washington County, PA Hospital Authority, Hospital
               Revenue Refunding Bonds, 5.50% (Shadyside Hospital,
               PA)/(AMBAC INS)/(Original Issue Yield: 5.60%),
               12/15/2001                                               Aaa             1,562,232
               ---------------------------------------------------                   ------------
               Total                                                                    9,362,872
               ---------------------------------------------------                   ------------
               SOUTH CAROLINA--2.4%
               ---------------------------------------------------
   730,000     Columbia, SC Waterworks & Sewer System, Refunding
               Revenue Bonds, 6.40% (United States Treasury COL)/
               (Original Issue Yield: 6.45%), 2/1/2001                  AA                799,620
               ---------------------------------------------------



FEDERATED INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

PRINCIPAL                                                               CREDIT
  AMOUNT                                                               RATING*          VALUE
----------     ---------------------------------------------------   ------------    ------------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------
               SOUTH CAROLINA--CONTINUED
               ---------------------------------------------------
$4,270,000     Columbia, SC Waterworks & Sewer System, Revenue
               Bonds, 6.40% (Original Issue Yield: 6.45%),
               2/1/2001                                                 AA           $  4,665,872
               ---------------------------------------------------                   ------------
               Total                                                                    5,465,492
               ---------------------------------------------------                   ------------
               TENNESSEE--1.9%
               ---------------------------------------------------
 3,000,000     Memphis, TN Electric System, Revenue Refunding
               Bonds, 5.625% (Original Issue Yield: 5.775%),
               1/1/2002                                                 AA              3,183,540
               ---------------------------------------------------
 1,065,000     Metropolitan Government Nashville & Davidson
               Counties, TN HEFA, Revenue Bonds (Series B), 5.85%
               (Vanderbilt University)/(Original Issue Yield:
               5.90%), 10/1/2001                                        AA              1,143,938
               ---------------------------------------------------                   ------------
               Total                                                                    4,327,478
               ---------------------------------------------------                   ------------
               TEXAS--20.1%
               ---------------------------------------------------
 1,000,000     Canyon, TX Independent School District, UT GO,
               8.20% (MBIA INS), 2/15/1996                              Aaa             1,009,580
               ---------------------------------------------------
 5,000,000     Central Texas Higher Education Authority, Revenue
               Refunding Bonds (Series C), 4.85%, 12/1/2002             Aaa             4,994,400
               ---------------------------------------------------
 2,000,000     Dallas County, TX, UT GO Bonds, 8.75%, 1/10/1996         Aaa             2,011,420
               ---------------------------------------------------
 1,755,000     Dallas, TX Waterworks & Sewer System, Revenue
               Refunding & Improvement Bonds, 6.60%, 4/1/2000           AA              1,845,242
               ---------------------------------------------------
 1,000,000     Dallas, TX Waterworks & Sewer System, Revenue
               Refunding and Improvement Bonds (Series A), 9.50%,
               10/1/1998                                                AA              1,060,740
               ---------------------------------------------------
 4,000,000     Garland, TX, LT GO Bonds, 5.80% (Original Issue
               Yield: 5.90%), 8/15/2001                                 AA              4,295,320
               ---------------------------------------------------
 4,500,000     Houston, TX Independent School District, LT GO
               Bonds, 8.375% (PSFG GTD), 8/15/2000                      Aaa             5,270,715
               ---------------------------------------------------
 1,650,000     San Antonio, TX Electric & Gas, Revenue Bonds,
               9.90%, 2/1/1998                                          AA              1,846,911
               ---------------------------------------------------



FEDERATED INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

PRINCIPAL                                                               CREDIT
  AMOUNT                                                               RATING*          VALUE
----------     ---------------------------------------------------   ------------    ------------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------
               TEXAS--CONTINUED
               ---------------------------------------------------
$2,000,000     San Antonio, TX Electric & Gas, Revenue Refunding
               Bonds (Series A), 7.00%, 2/1/1999                        AA           $  2,167,800
               ---------------------------------------------------
 2,500,000     San Antonio, TX Water Authority, Revenue Refunding
               Bonds, 6.00% (FGIC INS)/(Original Issue Yield:
               6.15%), 5/15/2001                                        Aaa             2,695,300
               ---------------------------------------------------
 1,475,000     San Antonio, TX, UT GO General Improvement Bonds,
               8.625%, 8/1/2000                                         AA              1,742,963
               ---------------------------------------------------
 6,370,000     Socorro, TX Independent School District, UT GO
               Refunding Bonds (Series A), 6.25% (PSFG GTD)/
               (Original Issue Yield: 6.30%), 8/15/2001                 Aaa             6,933,554
               ---------------------------------------------------
 3,000,000     Texas State Public Property Finance Corp., Revenue
               Refunding Bonds, 5.10% (Mental Health &
               Retardation)/(CGIC INS), 9/1/2003                        Aaa             3,063,300
               ---------------------------------------------------
 6,000,000     Texas Water Development Board, State Revolving Fund
               Sr. Lien Revenue Bonds, 5.80% (Original Issue
               Yield: 5.90%), 7/15/2002                                 AA              6,451,080
               ---------------------------------------------------                   ------------
               Total                                                                   45,388,325
               ---------------------------------------------------                   ------------
               UTAH--1.0%
               ---------------------------------------------------
 2,000,000     Intermountain Power Agency, UT, Power Supply
               Revenue Refunding Bonds (Series B), 7.20%, 7/1/1999      AA              2,179,140
               ---------------------------------------------------                   ------------
               VIRGINIA--2.8%
               ---------------------------------------------------
 2,025,000     Newport News, VA, UT GO Refunding Improvement Bonds
               (Series B), 5.40% (Original Issue Yield: 5.50%),
               7/1/2002                                                 AA-             2,100,654
               ---------------------------------------------------
 1,995,000     Virginia Beach, VA, UT GO Bonds (Series A), 6.30%,
               3/1/2000                                                 AA              2,152,824
               ---------------------------------------------------
 1,995,000     Virginia Beach, VA, UT GO Bonds (Series A), 6.30%,
               3/1/2001                                                 AA              2,176,246
               ---------------------------------------------------                   ------------
               Total                                                                    6,429,724
               ---------------------------------------------------                   ------------



FEDERATED INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

PRINCIPAL                                                               CREDIT
  AMOUNT                                                               RATING*          VALUE
----------     ---------------------------------------------------   ------------    ------------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------
               WASHINGTON--3.4%
               ---------------------------------------------------
$1,020,000     Seattle, WA, LT GO Refunding Bonds, 6.00% (Original
               Issue Yield: 6.10%), 3/1/2002                            AA+          $  1,106,833
               ---------------------------------------------------
 1,500,000     Tacoma, WA Sewer Authority, Revenue Refunding Bonds
               (Series B), 5.70% (FGIC INS)/(Original Issue Yield:
               5.85%), 12/1/2005                                        Aaa             1,606,860
               ---------------------------------------------------
 2,570,000     Washington State, UT GO (Series A), 6.60%, 2/1/2002      AA              2,861,387
               ---------------------------------------------------
 2,000,000     Washington State, UT GO Motor Vehicle Fuel Tax
               Refunding Bonds, 5.60% (Original Issue Yield:
               5.70%), 9/1/2001                                         AA              2,123,280
               ---------------------------------------------------                   ------------
               Total                                                                    7,698,360
               ---------------------------------------------------                   ------------
               TOTAL INTERMEDIATE-TERM MUNICIPAL SECURITIES
                 (IDENTIFIED COST $208,501,611)                                       221,294,594
               ---------------------------------------------------                   ------------
SHORT-TERM MUNICIPAL SECURITIES--0.7%
------------------------------------------------------------------
               TEXAS--0.7%
               ---------------------------------------------------
 1,700,000     Harris County, TX HFDC Daily VRDNs (St. Luke's
               Episcopal Hospital)                                     A-1+             1,700,000
               ---------------------------------------------------                   ------------
               TOTAL SHORT-TERM MUNICIPAL SECURITIES
                 (AT AMORTIZED COST)                                                    1,700,000
               ---------------------------------------------------                   ------------
               TOTAL INVESTMENTS (IDENTIFIED COST $210,201,611)(a)                   $222,994,594
               ---------------------------------------------------                   ------------


* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) The cost of investments for federal tax purposes amounts to $210,201,611. The net unrealized appreciation of investments on a federal tax basis amounts to $12,792,983 which is comprised of $12,799,759 appreciation and $6,776 depreciation at November 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($226,301,013) at November 30, 1995.


FEDERATED INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

AMBAC  -- American Municipal Bond Assurance Corporation
CGIC   -- Capital Guaranty Insurance Corporation
COL    -- Collateralized
FGIC   -- Financial Guaranty Insurance Company
GO     -- General Obligation
GTD    -- Guaranty
HDA    -- Hospital Development Authority
HEFA   -- Health and Education Facilities Authority
HFDC   -- Health Facility Development Corporation
IDA    -- Industrial Development Authority
INS    -- Insured
LT     -- Limited Tax
MBIA   -- Municipal Bond Investors Assurance
PCA    -- Pollution Control Authority
PCR    -- Pollution Control Revenue
PRF    -- Prerefunded
PSFG   -- Permanent School Fund Guarantee
UT     -- Unlimited Tax
VRDNs  -- Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)


FEDERATED INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, INTERMEDIATE MUNICIPAL TRUST)
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost
  $210,201,611)                                                                    $222,994,594
-------------------------------------------------------------------------------
Income receivable                                                                     4,255,285
-------------------------------------------------------------------------------
Receivable for shares sold                                                              107,724
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   227,357,603
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Income distribution payable                                            $945,120
--------------------------------------------------------------------
Payable to Bank                                                          29,563
--------------------------------------------------------------------
Accrued expenses                                                         81,907
--------------------------------------------------------------------   --------
     Total liabilities                                                                1,056,590
-------------------------------------------------------------------------------    ------------
NET ASSETS for 21,242,893 shares outstanding                                       $226,301,013
-------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid in capital                                                                    $226,941,767
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           12,792,983
-------------------------------------------------------------------------------
Accumulated net realized loss on investments                                        (13,433,737)
-------------------------------------------------------------------------------    ------------
     Total Net Assets                                                              $226,301,013
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------
$226,301,013 / 21,242,893 shares outstanding                                             $10.65
-------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


FEDERATED INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, INTERMEDIATE MUNICIPAL TRUST)
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                               $6,454,083
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                    $454,780
-----------------------------------------------------------------------
Administrative personnel and services fee                                    86,067
-----------------------------------------------------------------------
Custodian fees                                                               18,951
-----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     20,465
-----------------------------------------------------------------------
Directors'/Trustees' fees                                                     4,941
-----------------------------------------------------------------------
Auditing fees                                                                 9,333
-----------------------------------------------------------------------
Legal fees                                                                    2,013
-----------------------------------------------------------------------
Portfolio accounting fees                                                    35,132
-----------------------------------------------------------------------
Shareholder services fee                                                    284,237
-----------------------------------------------------------------------
Share registration costs                                                      7,137
-----------------------------------------------------------------------
Printing and postage                                                          9,150
-----------------------------------------------------------------------
Insurance premiums                                                            4,575
-----------------------------------------------------------------------
Taxes                                                                         4,758
-----------------------------------------------------------------------
Miscellaneous                                                                 1,647
-----------------------------------------------------------------------    --------
     Total expenses                                                         943,186
-----------------------------------------------------------------------
Waivers --
-----------------------------------------------------------------------
  Waiver of investment advisory fee                           $ (63,558)
-----------------------------------------------------------
  Waiver of shareholder services fee                           (226,131)
-----------------------------------------------------------   ---------
     Total waivers                                                         (289,689)
-----------------------------------------------------------------------    --------
          Net expenses                                                                    653,497
-----------------------------------------------------------------------------------    ----------
               Net investment income                                                    5,800,586
-----------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------
Net realized gain on investments                                                            8,590
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                     2,312,136
-----------------------------------------------------------------------------------    ----------
     Net realized and unrealized gain on investments                                    2,320,726
-----------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                               $8,121,312
-----------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, INTERMEDIATE MUNICIPAL TRUST)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 SIX MONTHS
                                                                   ENDED
                                                                (UNAUDITED)
                                                                NOVEMBER 30,      YEAR ENDED
                                                                    1995         MAY 31, 1995
                                                                ------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------
Net investment income                                           $ 5,800,586      $  13,563,390
-------------------------------------------------------------
Net realized gain (loss) on investments ($8,590 net gain and
$2,484,394 net loss, respectively, as computed for federal
  tax purposes)                                                       8,590         (5,402,939)
-------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              2,312,136          4,350,977
-------------------------------------------------------------  ------------     --------------
     Change in net assets resulting from operations               8,121,312         12,511,428
-------------------------------------------------------------  ------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------------
  Institutional Shares                                           (5,800,586)       (13,516,478)
-------------------------------------------------------------
  Institutional Service Shares                                            0            (46,912)
-------------------------------------------------------------  ------------     --------------
     Change in net assets resulting from distributions to
     shareholders                                                (5,800,586)       (13,563,390)
-------------------------------------------------------------  ------------     --------------
SHARE TRANSACTIONS--
-------------------------------------------------------------
Proceeds from sale of shares                                     40,842,589         67,745,760
-------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
  of distributions declared                                         727,559          2,440,705
-------------------------------------------------------------
Cost of shares redeemed                                         (46,874,547)      (144,228,224)
-------------------------------------------------------------  ------------     --------------
     Change in net assets resulting from share transactions      (5,304,399)       (74,041,759)
-------------------------------------------------------------  ------------     --------------
          Change in net assets                                   (2,983,673)       (75,093,721)
-------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------
Beginning of period                                             229,284,686        304,378,407
-------------------------------------------------------------  ------------     --------------
End of period                                                  $226,301,013     $ 229,284,686
-------------------------------------------------------------  ------------     -------------


(See Notes which are an integral part of the Financial Statements)




FEDERATED INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, INTERMEDIATE MUNICIPAL TRUST)

FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SIX MONTHS
                              ENDED
                           (UNAUDITED)
                           NOVEMBER 30,                                      YEAR ENDED MAY 31,
                           ------------    --------------------------------------------------------------------------------------
                               1995         1995      1994      1993      1992      1991      1990      1989      1988 1987
                           ------------    ------    ------    ------    ------    ------    ------    ------    -----------
NET ASSET VALUE,
BEGINNING OF PERIOD           $10.55       $10.52    $10.74    $10.31    $10.09    $ 9.84    $ 9.81    $ 9.81  $ 9.83$ 9.97
--------------------------
INCOME FROM INVESTMENT
OPERATIONS
--------------------------
  Net investment income         0.27         0.54      0.52      0.56      0.59      0.63      0.64      0.64   0.62  0.58
--------------------------
  Net realized and
  unrealized gain (loss)
  on investments                0.10         0.03     (0.22)     0.43      0.22      0.25      0.03        --  (0.02)(0.14)
--------------------------  --------        -----     -----     -----     -----     -----     -----     -----  -----  -----
Total from investment
operations                      0.37         0.57      0.30      0.99      0.81      0.88      0.67      0.64   0.60   0.44
--------------------------
LESS DISTRIBUTIONS
--------------------------
  Distributions from net
  investment income            (0.27)       (0.54)    (0.52)    (0.56)    (0.59)    (0.63)    (0.64)    (0.64) (0.62)(0.58)
--------------------------  --------        -----     -----     -----     -----     -----     -----     ----- -----  -----
NET ASSET VALUE, END OF
  PERIOD                      $10.65       $10.55    $10.52    $10.74    $10.31    $10.09    $ 9.84    $ 9.81 $ 9.81$ 9.83
--------------------------  --------        -----     -----     -----     -----     -----     -----     ----- -----  -----
TOTAL RETURN(A)                 3.55%        5.67%     2.79%     9.80%     8.19%     9.22%     7.02%     6.77%  6.34% 4.25%
--------------------------
RATIOS TO AVERAGE NET
  ASSETS
--------------------------
  Expenses                      0.57%**      0.59%     0.61%     0.48%     0.47%     0.49%     0.50%     0.48% 0.49%  0.47%
--------------------------
  Net investment income         5.10%**      5.23%     4.82%     5.27%     5.73%     6.32%     6.49%     6.56% 6.25%  5.63%
--------------------------
  Expense waiver/
  reimbursement(b)              0.25%**        --      0.01%     0.14%     0.22%     0.30%     0.38%     0.39% 0.31%  0.27%
--------------------------
SUPPLEMENTAL DATA
--------------------------
  Net assets, end of
  period (000 omitted)      $226,301   $229,285  $302,663  $263,283  $173,702  $116,577  $95,738   $82,211$91,195$120,162
--------------------------
  Portfolio turnover               8%          11%        7%        3%        9%       43%       14%       25%   119%   81%
--------------------------


 * During the period from September 6, 1993, to December 21, 1994, the Fund offered two classes of shares, Institutional Shares and Institutional Service Shares. As of December 21, 1994, Institutional Service Shares ceased operations and the class designation for Institutional Shares was eliminated. The table above does not reflect Institutional Service Shares.

** Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


FEDERATED INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, INTERMEDIATE MUNICIPAL TRUST)
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES*
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       YEAR ENDED MAY 31,
                                                                      ---------------------
                                                                      1995(a)       1994(b)
                                                                      -------       -------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.52        $11.00
------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------
  Net investment income                                                 0.28          0.36
------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments               (0.44)        (0.48)
------------------------------------------------------------------    -------       -------
  Total from investment operations                                     (0.16)        (0.12)
------------------------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------------
  Distributions from net investment income                             (0.28)        (0.36)
------------------------------------------------------------------    -------       -------
NET ASSET VALUE, END OF PERIOD                                        $10.08        $10.52
------------------------------------------------------------------    -------       -------
TOTAL RETURN(c)                                                        (1.53%)       (1.10%)
------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------
  Expenses                                                              0.84%**       0.89%**
------------------------------------------------------------------
  Net investment income                                                 4.88%**       4.66%**
------------------------------------------------------------------
  Expense waiver/reimbursement(d)                                       0.14%**       0.14%**
------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                 $0        $1,715
------------------------------------------------------------------
  Portfolio turnover                                                      11%            7%
------------------------------------------------------------------


 * As of December 21, 1994, Institutional Service Shares were no longer offered and ceased to exist. Prior to that date, the Fund had offered two classes of shares, known as Institutional Shares and Institutional Service Shares.

** Computed on an annualized basis.

(a) Reflects operations for the period from June 1, 1994 to December 21, 1994 (date Institutional Service Shares ceased operations.)

(b) Reflects operations for the period from September 6, 1993 (date of initial public offering) to May 31, 1994.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


FEDERATED INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, INTERMEDIATE MUNICIPAL TRUST)
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

Federated Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, (the "Act"), as an open-end, management investment company. The Trust consists of two non-diversified portfolios and one diversified portfolio. The financial statements included herein are only those of Federated Intermediate Municipal Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

Effective December 19, 1994, the Board of Trustees ("Trustees") changed the name of the Fund from Intermediate Municipal Trust to Federated Intermediate Municipal Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At May 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $7,088,018, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to


FEDERATED INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

     shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

                EXPIRATION YEAR                EXPIRATION AMOUNT
                ---------------                -----------------
                      1996                        $ 3,974,606
                      1997                        $   215,810
                      1998                        $   170,468
                      2001                        $   242,740
                      2003                        $ 2,484,394


     Additionally, net capital losses of $3,679,399 attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                   SIX MONTHS ENDED NOVEMBER
                                                            30, 1995                YEAR ENDED MAY 31, 1995*
                                                  ----------------------------    ----------------------------
                                                    SHARES          DOLLARS         SHARES          DOLLARS
-----------------------------------------------   ----------      ------------    -----------    -------------
Shares sold                                        3,869,028      $ 40,842,589      6,524,563    $  67,387,240
-----------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                68,968           727,559        233,106        2,407,168
-----------------------------------------------
Shares redeemed                                   (4,437,888)      (46,874,547)   (13,796,581)    (142,201,578)
-----------------------------------------------   ----------      ------------    -----------    -------------
  Net change resulting from Institutional
  Shares transactions                               (499,892)     $ (5,304,399)    (7,038,912)   $ (72,407,170)
-----------------------------------------------   ----------      ------------    -----------    -------------


 * Until December 21, 1994, the Fund offered two classes of shares, Institutional Shares and Institutional Service Shares. As of December 21, 1994, Institutional Service Shares ceased operations and the class designation for Institutional Shares was eliminated.


FEDERATED INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

                                                 SIX MONTHS ENDED NOVEMBER         YEAR ENDED MAY 31, 1995**
                                                          30, 1995
                                                 --------------------------      -----------------------------
         INSTITUTIONAL SERVICE SHARES              SHARES        DOLLARS           SHARES           DOLLARS
----------------------------------------------   ----------    ------------      -----------     -------------
Shares sold                                          --        $    --                34,479     $     358,520
----------------------------------------------
Shares issued to shareholders in payment of
distributions declared                               --             --                 3,242            33,537
----------------------------------------------
Shares redeemed                                      --             --              (200,816)       (2,026,646)
----------------------------------------------   ----------    ------------      -----------     -------------
  Net change resulting from Institutional
  Service Shares transactions                        --             --              (163,095)       (1,634,589)
----------------------------------------------   ----------    ------------      -----------     -------------
    Net change resulting from Fund Share
    transactions                                     --        $    --            (7,202,007)    $ (74,041,759)
----------------------------------------------   ----------    ------------      -----------     -------------


** For the period from June 1, 1994 to December 21, 1994 (date Institutional
   Service Shares ceased operations.)

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Trust for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FServ is based on the size, type, and number of accounts and transactions made by shareholders.
PORTFOLIO ACCOUNTING FEES--FServ also maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.


FEDERATED INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

INTERFUND TRANSACTIONS--During the period ended November 30, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $53,400,000 and $51,700,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1995, were as follows:

-------------------------------------------------------------------------------
Purchases                                                                         $15,464,308
-------------------------------------------------------------------------------   -----------
Sales                                                                             $20,982,500
-------------------------------------------------------------------------------   -----------

TRUSTEES                                 OFFICERS
-----------------------------------------------------------------------------
John F. Donahue                          John F. Donahue
Thomas G. Bigley                           Chairman
John T. Conroy, Jr.                      Glen R. Johnson
William J. Copeland                        President
James E. Dowd                            J. Christopher Donahue
Lawrence D. Ellis, M.D.                    Executive Vice President
Edward L. Flaherty, Jr.                  Edward C. Gonzales
Glen R. Johnson                            Executive Vice President
Peter E. Madden                          John W. McGonigle
Gregor F. Meyer                            Executive Vice President and
John E. Murray, Jr.                        Secretary
Wesley W. Posvar                         Richard B. Fisher
Marjorie P. Smuts                          Vice President
                                         David M. Taylor
                                           Treasurer
                                         S. Elliott Cohan
                                           Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



--------------------------------------------------------------------------------

                                                                       FEDERATED
--------------------------------------------------------------------------------
                                                                            OHIO
--------------------------------------------------------------------------------
                                                                    INTERMEDIATE
--------------------------------------------------------------------------------
                                                                 MUNICIPAL TRUST
--------------------------------------------------------------------------------
                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               NOVEMBER 30, 1995

                             ---------------------------------------------------
                             ---------------------------------------------------
                             ---------------------------------------------------
                             ---------------------------------------------------
     FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------
     Distributor
     A subsidiary of FEDERATED INVESTORS

     FEDERATED INVESTORS TOWER
     PITTSBURGH, PA 15222-3779

     Cusip 458810405                                  LOGO
     007148 (1/96)

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Ohio Intermediate Municipal Trust (formerly, Ohio Intermediate Municipal Trust) for the six-month period ended November 30, 1995. The Report begins with an investment review, which is a commentary on the municipal market from the fund's portfolio manager. Following the investment review, you will find the fund's portfolio of investments and its financial statements.

Federated Ohio Intermediate Municipal Trust pursues monthly income that is free from federal income tax and Ohio personal income tax by investing in a portfolio of intermediate-term securities issued by Ohio municipalities.*

Over the six-month reporting period ended November 30, 1995, the fund achieved a total return of 4.32%.** Dividends paid to shareholders totaled $0.24 per share. The fund's share price increased by $0.18 from the first day of the period to the last day of the period. Total assets stood at $7.3 million at the period's end.

Thank you for your confidence in the tax-free earning power of Federated Ohio Intermediate Municipal Trust. We will continue to keep you up-to-date on the fund's performance, and we welcome your questions, comments, or suggestions.

Sincerely,
/s/ Glen R. Johnson
Glen R. Johnson

President
January 15, 1996

 * Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

The U.S. economy has begun to display many of the characteristics inherent in the late stages of a business cycle. During the late summer of 1995, several economic statistics began to indicate that the U.S. economy was slowing to a greater extent than was acceptable. As a result, The Federal Reserve Board (the "Fed") felt it was necessary to cut the federal funds target rate to 5.75% in July of 1995. The soft landing scenario which the Fed attempted to orchestrate appears to have taken hold in the second half of 1995. Interest rates consistently trended lower as the economy maintained a low inflation, moderate growth path. The fixed income markets have discounted much of the good news that is expected concerning the budget negotiations in Washington, D.C., and the possibility of further cuts in short-term interest rates by the Fed. The future direction of interest rates will depend to a considerable degree on the outcome of these events. Currently, economic fundamentals have weakened with most sectors of the U.S. economy barely growing. Slow income growth and excessive debt levels are expected to limit consumer spending. However, expected interest rate reductions in the U.S. and Europe should lead to stronger growth by the second half of 1996.

As of November 30, 1995, the nation's capacity utilization rate remained firm at 83.1% while unemployment continued to remain in the full employment range, declining to 5.5%. Inflation stayed surprisingly benign during this period as the core Producer Price Index* showed no increase for the entire month of October 1995. There is considerable economic evidence to suggest that inflation may be near its cyclical trough. The municipal yield curve steepened over the six-month period ended November 30, 1995, while the treasury yield curve flattened during the same period. The basis point spread between the two-year and twenty-five year maturities was 68 basis points and 168 basis points for the treasury and municipal yield curves, respectively. The municipal yield curve has remained steeper than the treasury yield curve due to the segmentation of demand along the curve. The bulk of new municipal bond issuance in the market is concentrated in the long end of the curve (20 years and longer) while demand has been concentrated on the shorter end of the municipal yield curve (10 years and under).

During the six-month period ended November 30, 1995, yields in the municipal bond market, as measured by the Bond Buyer Index**, rose to a high of 6.44% on August 17, 1995. Municipal bond yields then began to decline from their August high as a result of market supply and demand technicals and signs of weakness in the U.S. economy. The Bond Buyer Revenue Index* ended the six-month period at 5.78% on November 30, 1995. The municipal bond market continued to lag the rally in the treasury market as a result of the concern over the effect of a flat tax on municipal bonds, the low yields available in the marketplace, investors' memory of the difficult bond market in 1994, and the continuing saga of the Orange County default in the press. The U.S. Treasury bond market also reached its high for market yields in August, 1995. The long (30 year) treasury reached a high of 6.99% on August 11, 1995, and finished the six-month period at 6.13% on November 30, 1995.

 * The Producer Price Index is a measure of change in wholesale prices, as released monthly by the U.S. Bureau of Labor Statistics.

** The Bond Buyer Index measures municipal bond yields.


--------------------------------------------------------------------------------

From June 1, 1995, to November 30, 1995, net assets of the fund increased from $6.6 million to $7.3 million. Reflecting market activity, the net asset value of the fund increased from $9.79 on June 1, 1995, to $9.97 on November 30, 1995. On that date, the credit breakdown of the holdings of the fund as rated by Standard & Poor's Ratings Group ("S&P") was: 43.7% in "AAA" issues; 25.7% in "AA" issues; 23.6% in "A" issues; 0% in "BBB" issues; 3.0% in "non-rated" issues and 4.0% in municipal cash equivalents within the highest rating category.

Federated Ohio Intermediate Municipal Trust was established in December 1993 to provide investors the ability to invest in a non-diversified portfolio of Ohio municipal issues which are rated "A" or better by a nationally recognized statistical rating agency. The investment objective of the fund is to provide current income which is exempt from the federal regular income tax and the personal income taxes of the State of Ohio and Ohio municipalities.**

The fund's management is currently maintaining a neutral average maturity target as a result of our outlook on interest rates and the economy. There remains enough uncertainty in the available economic data and the municipal yield curve is sufficiently steep to make the yield give-up from initiating a defensive position unwarranted. The municipal bond market has significantly underperformed the treasury market this year. This is reflected by a municipal/treasury yield ratio, for the long end of the yield curve, well in excess of 85%. This underperformance can be attributed to several factors, the most important of which being the possibility of a significant change in the way municipal bonds are treated for tax purposes relative to other investment alternatives (i.e., treasuries and corporate bonds). As a result, for much of calendar year 1995 there has been limited retail participation in the municipal bond market leaving cash flows into municipal bond funds negative to flat.

Management is currently stressing credit quality. Credit spreads are narrow by historical standards reflecting the limited amount of new municipal bond issuance relative to prior years and the low level of absolute yields available which encourages investors to reach for yield and the penetration of the municipal bond insurers (approximately 40% of the new issue market). At this juncture trading down in credit quality does not seem prudent. The average credit quality of the portfolio is "AA" with approximately 69% of its assets invested in securities rated AA or better by S&P. The portfolio's income objective involved booking attractive income streams for distribution to shareholders. Management continues to focus on "essential service" revenue bonds of stable established projects which generate strong cash flow. Examples of such projects would include electric power authorities and water and sewer utilities. Management is currently reducing exposure to the healthcare sector which has become fairly valued.

** Income may be subject to the federal alternative minimum tax.


--------------------------------------------------------------------------------

Management has avoided debt backed by municipal leases such as certificates of participation ("COPs"). These debt instruments are subject to annual appropriation and present risks which are not present in bonds backed by a general obligation, full faith and credit pledge. Insured municipal bonds have also been purchased in the fund. However, the use of bond insurance is limited to monoline bond insurers who indemnify municipal obligations only. General obligation issues are also being stressed as the economies strength translates into improved revenues and larger reserves at the state and local government level. The emphasis has been on issues that are considered upgrade candidates. Municipal securities subject to the alternative minimum tax ("AMT") have been included in the portfolio due to the favorable yield spreads available from those issues. An additional 20 to 30 basis points can be gained currently as a result of increased issuance of AMT securities in the municipal marketplace. The latest Internal Revenue Service figures for 1993 report only 0.28% of the total returns filed being subject to the AMT. Management continues to avoid market discount securities, priced beyond the de minimus rule, so as to avoid distributing ordinary income to shareholders.

Municipal bonds purchased at a market discount are treated differently for tax purposes as a result of the Omnibus Budget Reconciliation Act of 1993. Tax-exempt obligations purchased after April 30, 1993 must recognize ordinary interest income for tax purposes from any gain realized on the sale of a market discount bond, to the extent of the accrued market discount. The entire amount of accrued market discount calculated is not recognized as ordinary interest income until there is a disposition of the bond at a gain. A de minimus exemption is allowed if the market discount is less than one quarter of one percent of the stated redemption price at maturity multiplied by the number of complete years to maturity after acquisition of the bond.

When determining the credit quality of issues for potential investment by the fund, the investment adviser focuses upon a variety of economic and financial parameters. For general obligation issues, analysis is directed towards demographic data, income distribution, property value levels and growth, provision of governmental services, and debt authorization. For revenue issues, the investment adviser also examines issuer cash flow generation, sensitivity to product/service pricing, competition and industry/sector make-up, debt structure, debt service coverage, financial flexibility, and contingent liabilities.

Securities bought by the fund during the past twelve months consisted largely of: public and private colleges and universities-both insured and uninsured; water & sewer issues; single-family mortgage revenue issues; and state and local general obligation issues. The average purchase yield for new investments by the fund was 5.49%.

For the six-month period ended November 30, 1995, an investor in the fund experienced a total return of 4.32%.


FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, OHIO INTERMEDIATE MUNICIPAL TRUST)

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
 AMOUNT                                                                     RATING*       VALUE
---------      ----------------------------------------------------------   -------    -----------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--98.0%
-------------------------------------------------------------------------
               OHIO--95.2%
               ----------------------------------------------------------
$200,000       Akron, OH, Various Purpose LT GO, 5.50% (MBIA INS),
               12/1/2005                                                      Aaa      $   211,752
               ----------------------------------------------------------
 200,000       Cleveland, OH Airport System, Revenue Bonds (Series A),
               5.40% (FGIC INS)/(Original Issue Yield: 5.55%), 1/1/2004       Aaa          208,294
               ----------------------------------------------------------
 250,000       Cleveland, OH, LT GO Bonds, 6.00% (MBIA INS)/(Original
               Issue Yield: 6.10%), 11/15/2004                                Aaa          274,972
               ----------------------------------------------------------
 500,000       Columbus, OH Municipal Airport Authority, Revenue Bonds,
               5.55% (Port Columbus Intl Airport)/(MBIA INS)/(Original
               Issue Yield: 5.65%), 1/1/2004                                  Aaa          525,205
               ----------------------------------------------------------
 100,000       Columbus, OH Water System, Revenue Refunding Bonds,
               6.375%, 11/1/2010                                              AA-          107,312
               ----------------------------------------------------------
 150,000       Columbus, OH, LT GO Bonds, 5.50% (Original Issue Yield:
               5.55%), 5/15/2004                                              AA+          159,855
               ----------------------------------------------------------
 400,000       Cuyahoga County, OH Hospital Authority, Revenue Refunding
               Bonds, 5.00% (Fairview General Hospital)/(Original Issue
               Yield: 5.10%), 8/15/2004                                       A1           396,436
               ----------------------------------------------------------
 150,000       Findlay, OH Waterworks System, Refunding Revenue Bonds
               (Series 1995), 4.55% (MBIA INS), 11/1/2000                     Aaa          152,140
               ----------------------------------------------------------
 250,000       Franklin County, OH Mortgage Revenue, Mortgage Revenue
               Bonds, 5.875% (Seton Square North, OH)/(FHA GTD)/
               (Original Issue Yield: 6.00%), 10/1/2004                       Aa           263,260
               ----------------------------------------------------------
 500,000       Hamilton County, OH Hospital Facilities Authority,
               Refunding Revenue Bonds (Series 1992), 6.80% (Episcopal
               Retirement Homes, Inc.)/(Fifth Third Bank, Cincinnati
               LOC), 1/1/2008                                                 Aa2          546,275
               ----------------------------------------------------------
 490,000       Hamilton County, OH Hospital Facilities Authority, Revenue
               Refunding Bonds (Series A), 5.50% (Bethesda Hospital, OH)/
               (Original Issue Yield: 5.65%), 1/1/2000                        A1           512,153
               ----------------------------------------------------------



FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, OHIO INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
 AMOUNT                                                                     RATING*       VALUE
---------      ----------------------------------------------------------   -------    -----------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------
               OHIO--CONTINUED
               ----------------------------------------------------------
$400,000       Hamilton County, OH Sewer System, Improvement & Revenue
               Refunding Bonds (Series A), 4.55% (FGIC INS), 12/1/2000        Aaa      $   405,808
               ----------------------------------------------------------
 100,000       Kings Local School District, OH, UT GO Bonds, 6.25%,
               12/1/2001                                                      NR           109,171
               ----------------------------------------------------------
 100,000       Kings Local School District, OH, UT GO Bonds, 6.50%,
               12/1/2003                                                      NR           111,962
               ----------------------------------------------------------
 150,000       Miami Valley Regional Transit Authority, OH, LT GO Bonds,
               5.40%, 12/1/2004                                                A           156,628
               ----------------------------------------------------------
 150,000       North Canton OH City School District, LT GO Energy
               Conservation Bonds, 5.50%, 12/1/2003                            A           157,214
               ----------------------------------------------------------
 300,000       Ohio Enterprise Bond Fund, (Series 1995-3) State Economic
               Development Revenue Bonds, 5.60% (Smith Steelite),
               12/1/2003                                                      A-           303,663
               ----------------------------------------------------------
 150,000       Ohio HFA, Residential Mortgage Revenue Bonds (Series A-1),
               5.40% (GNMA COL), 3/1/2004                                     AAA          153,293
               ----------------------------------------------------------
 605,000       Ohio HFA, Residential Mortgage Revenue Bonds (Series B-1),
               5.80% (GNMA COL), 9/1/2005                                     AAA          628,686
               ----------------------------------------------------------
 250,000       Ohio State, UT GO Bonds, 5.60% (Original Issue Yield:
               5.65%), 8/1/2002                                               AA           267,683
               ----------------------------------------------------------
 250,000       Olentangy, OH Local School District, UT GO Bonds (Series
               A), 5.60% (Original Issue Yield: 5.70%), 12/1/2004             AA-          265,890
               ----------------------------------------------------------
 195,000       Stow, OH, LT GO Safety Center Construction Bonds, 7.75%,
               12/1/2003                                                      A1           234,218
               ----------------------------------------------------------
 260,000       Summit County, OH, LT Various Purpose GO Bonds, 5.75%
               (AMBAC INS), 12/1/2005                                         Aaa          279,976
               ----------------------------------------------------------
 200,000       Toledo, OH Sewer System, Revenue Bonds, 5.75% (AMBAC
               INS)/(Original Issue Yield: 5.85%), 11/15/2005                 Aaa          215,636
               ----------------------------------------------------------



FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, OHIO INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
 AMOUNT                                                                     RATING*       VALUE
---------      ----------------------------------------------------------   -------    -----------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------
               OHIO--CONTINUED
               ----------------------------------------------------------
$300,000       University of Cincinnati, OH, (Series U) General Receipts
               Revenue Bonds, 5.00%, 6/1/2006                                 AA-      $   302,070
               ----------------------------------------------------------              -----------
               Total                                                                     6,949,552
               ----------------------------------------------------------              -----------
               VIRGIN ISLANDS--2.8%
               ----------------------------------------------------------
 200,000       Virgin Islands HFA, SFM Revenue Refunding Bonds (Series
               A), 5.70% (GNMA COL), 3/1/2004                                 AAA          205,624
               ----------------------------------------------------------              -----------
               TOTAL INTERMEDIATE-TERM MUNICIPAL SECURITIES
               (IDENTIFIED COST $6,871,068)                                              7,155,176
               ----------------------------------------------------------              -----------
SHORT-TERM MUNICIPAL SECURITIES--4.1%
-------------------------------------------------------------------------
               PUERTO RICO--4.1%
               ----------------------------------------------------------
 300,000       Puerto Rico Government Development Bank Weekly VRDNs
               (Credit Suisse, Zurich LOC)                                  VMIG-1         300,000
               ----------------------------------------------------------              -----------
               TOTAL SHORT-TERM MUNICIPAL SECURITIES
               (AT AMORTIZED COST)                                                         300,000
               ----------------------------------------------------------              -----------
               TOTAL INVESTMENTS (IDENTIFIED COST $7,171,068)(A)                       $ 7,455,176
               ----------------------------------------------------------              -----------


(a) The cost of investments for federal tax purposes amounts to $7,171,068. The net unrealized appreciation of investments on a federal tax basis amounts to $284,108 which is comprised of $284,880 appreciation and $772 depreciation at November 30, 1995.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

Note: The categories of investments are shown as a percentage of net assets
      ($7,304,224) at November 30, 1995.


FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, OHIO INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

AMBAC  -- American Municipal Bond Assurance Corporation
COL    -- Collateralized
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
GTD    -- Guaranty
HFA    -- Housing Finance Authority
INS    -- Insured
LOC    -- Letter of Credit
LT     -- Limited Tax
MBIA   -- Municipal Bond Investors Assurance
SFM    -- Single Family Mortgage
UT     -- Unlimited Tax
VRDNs  -- Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)


FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, OHIO INTERMEDIATE MUNICIPAL TRUST)
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost
  $7,171,068)                                                                        $7,455,176
---------------------------------------------------------------------------------
Cash                                                                                     13,127
---------------------------------------------------------------------------------
Income receivable                                                                       128,549
---------------------------------------------------------------------------------
Prepaid expenses                                                                         22,740
---------------------------------------------------------------------------------
Deferred expenses                                                                        13,001
---------------------------------------------------------------------------------    ----------
     Total assets                                                                     7,632,593
---------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Payable for investments purchased                                        $301,667
----------------------------------------------------------------------
Income distribution payable                                                26,702
----------------------------------------------------------------------   --------
     Total liabilities                                                                  328,369
---------------------------------------------------------------------------------    ----------
NET ASSETS for 732,474 shares outstanding                                            $7,304,224
---------------------------------------------------------------------------------    ----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------
Paid in capital                                                                      $7,213,937
---------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              284,108
---------------------------------------------------------------------------------
Accumulated net realized loss on investments                                           (193,821)
---------------------------------------------------------------------------------    ----------
     Total Net Assets                                                                $7,304,224
---------------------------------------------------------------------------------    ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------
$7,304,224 / 732,474 shares outstanding                                                   $9.97
---------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, OHIO INTERMEDIATE MUNICIPAL TRUST)
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------
Interest                                                                                    $177,753
----------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Investment advisory fee                                                         $ 16,863
----------------------------------------------------------------------------
Administrative personnel and services fee                                         62,500
----------------------------------------------------------------------------
Custodian fees                                                                     7,723
----------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                           6,509
----------------------------------------------------------------------------
Directors'/Trustees' fees                                                          1,464
----------------------------------------------------------------------------
Auditing fees                                                                      6,039
----------------------------------------------------------------------------
Legal fees                                                                         1,281
----------------------------------------------------------------------------
Portfolio accounting fees                                                         20,911
----------------------------------------------------------------------------
Shareholder services fee                                                           8,432
----------------------------------------------------------------------------
Share registration costs                                                           8,784
----------------------------------------------------------------------------
Printing and postage                                                               6,222
----------------------------------------------------------------------------
Insurance premiums                                                                 2,013
----------------------------------------------------------------------------
Taxes                                                                                183
----------------------------------------------------------------------------
Miscellaneous                                                                      5,307
----------------------------------------------------------------------------    --------
    Total expenses                                                               154,231
----------------------------------------------------------------------------
Waivers and reimbursements --
----------------------------------------------------------------------------
  Waiver of investment advisory fee                                $ (16,863)
----------------------------------------------------------------
  Waiver of shareholder services fee                                  (6,745)
----------------------------------------------------------------
  Reimbursement of other operating expenses                         (115,297)
----------------------------------------------------------------   ---------
    Total waivers and reimbursements                                            (138,905)
----------------------------------------------------------------------------    --------
         Net expenses                                                                         15,326
----------------------------------------------------------------------------------------    --------
              Net investment income                                                          162,427
----------------------------------------------------------------------------------------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------
Net realized gain on investments                                                              59,207
----------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                          74,732
----------------------------------------------------------------------------------------    --------
    Net realized and unrealized gain on investments                                          133,939
----------------------------------------------------------------------------------------    --------
         Change in net assets resulting from operations                                     $296,366
----------------------------------------------------------------------------------------    --------


(See Notes which are an integral part of the Financial Statements)


FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, OHIO INTERMEDIATE MUNICIPAL TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED
                                                             (UNAUDITED)         YEAR ENDED
                                                          NOVEMBER 30, 1995     MAY 31, 1995
                                                          -----------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------
OPERATIONS--
------------------------------------------------------
Net investment income                                        $   162,427        $   266,114
------------------------------------------------------
Net realized gain (loss) on investments ($59,207 net
gain and $179,603, net loss respectively, as
computed for federal tax purposes)                                59,207           (196,543)
------------------------------------------------------
Net change in unrealized appreciation (depreciation)              74,732            376,266
                                                                                 ----------
------------------------------------------------------    ---------------
     Change in net assets resulting from operations              296,366            445,837
                                                                                 ----------
------------------------------------------------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------
Distributions from net investment income                        (162,427)          (266,114)
                                                                                 ----------
------------------------------------------------------    ---------------
SHARE TRANSACTIONS--
------------------------------------------------------
Proceeds from sale of shares                                   3,796,999          8,891,447
------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                 19,123             39,693
------------------------------------------------------
Cost of shares redeemed                                       (3,252,927)        (5,882,314)
                                                                                 ----------
------------------------------------------------------    ---------------
     Change in net assets resulting from share
     transactions                                                563,195          3,048,826
                                                                                 ----------
------------------------------------------------------    ---------------
          Change in net assets                                   697,134          3,228,549
------------------------------------------------------
NET ASSETS:
------------------------------------------------------
Beginning of period                                            6,607,090          3,378,541
                                                                                 ----------
------------------------------------------------------    ---------------
End of period                                                $ 7,304,224        $ 6,607,090
                                                                                 ----------
------------------------------------------------------    ---------------


(See Notes which are an integral part of the Financial Statements)



FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, OHIO INTERMEDIATE MUNICIPAL TRUST)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           SIX MONTHS
                                                             ENDED
                                                          (UNAUDITED)          YEAR ENDED MAY 31,
                                                          NOVEMBER 30,       ----------------------
                                                              1995            1995          1994(a)
                                                          ------------       ------         -------
NET ASSET VALUE, BEGINNING OF PERIOD                          $9.79           $9.53         $10.00
--------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------
  Net investment income                                        0.24            0.47           0.22
--------------------------------------------------------
  Net realized and unrealized gain (loss) on investments       0.18            0.26          (0.47)
--------------------------------------------------------   --------           -----         ------
Total from investment operations                               0.42            0.73          (0.25)
--------------------------------------------------------   --------           -----         ------
LESS DISTRIBUTIONS
--------------------------------------------------------
  Distributions from net investment income                    (0.24)          (0.47)         (0.22)
--------------------------------------------------------   --------           -----         ------
NET ASSET VALUE, END OF PERIOD                                $9.97           $9.79          $9.53
--------------------------------------------------------   --------           -----         ------
TOTAL RETURN (b)                                               4.32%           7.98%         (2.52%)
--------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------
  Expenses                                                     0.45%*          0.45%          0.24%*
--------------------------------------------------------
  Net investment income                                        4.80%*          5.05%          4.69%*
--------------------------------------------------------
  Expense waiver/reimbursement                                 4.11%*(c)       4.80%(d)       3.07%*(c)
--------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------
  Net assets, end of period (000 omitted)                    $7,304          $6,607         $3,379
--------------------------------------------------------
  Portfolio turnover                                             31%             56%            48%
--------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from December 2, 1993 (date of initial public investment) to May 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) The Adviser waived $26,346 of the investment advisory fee and reimbursed $115,674 of other expenses, which represent 0.50% and 2.20% of average net assets, respectively, to comply with certain state expense limitations. The remainder of the waiver/reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, OHIO INTERMEDIATE MUNICIPAL TRUST)
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, (the "Act"), as an open-end management investment company. The Trust consists of two non-diversified portfolios and one diversified portfolio. The financial statements included herein are only those of Federated Ohio Intermediate Municipal Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

Effective December 19, 1994, the Board of Trustees (the "Trustees") changed the name of the Fund from Ohio Intermediate Municipal Trust to Federated Ohio Intermediate Municipal Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its tax-exempt income. Accordingly, no provisions for federal tax are necessary.
     At May 31, 1995, the Fund for federal tax purposes had a capital loss carryforward of $179,063 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows.

                     EXPIRATION YEAR      EXPIRATION AMOUNT
                     ---------------      -----------------
                           2003               $179,063




FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, OHIO INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

     Additionally, net capital losses of $73,965 attributable to security transactions incurred after October 31, 1994, are treated as arising on the first day of the Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at November 30, 1995, 58.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit for any one institution or agency does not exceed 15.6% of total investments.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                          NOVEMBER 30, 1995     MAY 31, 1995
                                                          -----------------     ------------
------------------------------------------------------
Shares sold                                                     386,016            941,647
------------------------------------------------------
Shares issued to shareholders in payment of
  distributions declared                                          1,943              4,237
------------------------------------------------------
Shares redeemed                                                (330,529)          (625,521)
------------------------------------------------------    -------------           --------
  Net change resulting from share transactions                   57,430            320,363
------------------------------------------------------    -------------           --------



FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, OHIO INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of share.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholders Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. The fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FServ is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $23,676 and start-up administrative service expenses of $31,506 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses and start-up administrative expenses during the five year period following effective date. For the period ended November 30, 1995, the Fund paid $0 pursuant to this agreement.

INTERFUND TRANSACTIONS--During the period ended November 30, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $3,200,000 and $3,150,000 respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, OHIO INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1995, were as follows:

--------------------------------------------------------------------------------
Purchases                                                                          $2,618,056
--------------------------------------------------------------------------------   ----------
Sales                                                                              $2,066,800
--------------------------------------------------------------------------------   ----------

TRUSTEES                                        OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                  Chairman
John T. Conroy, Jr.                             Glen R. Johnson
William J. Copeland                               President
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                           Executive Vice President
Edward L. Flaherty, Jr.                         Edward C. Gonzales
Glen R. Johnson                                   Executive Vice President
Peter E. Madden                                 John W. McGonigle
Gregor F. Meyer                                   Executive Vice President and Secretary
John E. Murray, Jr.                             Richard B. Fisher
Wesley W. Posvar                                  Vice President
Marjorie P. Smuts                               David M. Taylor
                                                  Treasurer
                                                S. Elliott Cohan
                                                  Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.





--------------------------------------------------------------------------------

                                                                       FEDERATED
--------------------------------------------------------------------------------

                                                                    PENNSYLVANIA
--------------------------------------------------------------------------------

                                                                    INTERMEDIATE
--------------------------------------------------------------------------------

                                                                 MUNICIPAL TRUST
--------------------------------------------------------------------------------
                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               NOVEMBER 30, 1995
      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER
      PITTSBURGH, PA 15222-3779

      Cusip 458810306
      007147 (1/96)

                                             -----------------------------------

                                             -----------------------------------

                                             -----------------------------------

                                             -----------------------------------

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Pennsylvania Intermediate Municipal Trust (formerly, Pennsylvania Intermediate Municipal Trust) for the six-month period ended November 30, 1995. The Report begins with an investment review, which is a commentary on the municipal market from the fund's portfolio manager. Following the investment review, you will find the fund's portfolio of investments and its financial statements.

Federated Pennsylvania Intermediate Municipal Trust pursues monthly income that is free from federal income tax and Pennsylvania personal income tax by investing in a portfolio of intermediate-term securities issued by Pennsylvania municipalities.*

Over the six-month reporting period ended November 30, 1995, the fund achieved a total return of 4.50%.** Dividends paid to shareholders totaled $0.25 per share. The fund's share price increased by $0.20 from the first day of the period to the last day of the period. Total assets stood at $11.8 million at the period's end.

Thank you for your confidence in the tax-free earning power of Federated Pennsylvania Intermediate Municipal Trust. We will continue to keep you up-to-date on the fund's performance, and we welcome your questions, comments, or suggestions.

Sincerely,

/s/ Glen R. Johnson
Glen R. Johnson

President
January 15, 1996

 * Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

The U.S. economy has begun to display many of the characteristics inherent in the late stages of a business cycle. During the late summer of 1995, several economic statistics began to indicate that the U.S. economy was slowing to a greater extent than was acceptable. As a result, The Federal Reserve Board (the "Fed") felt it was necessary to cut the federal funds target rate to 5.75% in July of 1995. The soft landing scenario which the Fed attempted to orchestrate appears to have taken hold in the second half of 1995. Interest rates consistently trended lower as the economy maintained a low inflation, moderate growth path. The fixed income markets have discounted much of the good news that is expected concerning the budget negotiations in Washington, D.C., and the possibility of further cuts in short-term interest rates by the Fed. The future direction of interest rates will depend to a considerable degree on the outcome of these events. Currently, economic fundamentals have weakened with most sectors of the U.S. economy barely growing. Slow income growth and excessive debt levels are expected to limit consumer spending. However, expected interest rate reductions in the U.S. and Europe should lead to stronger growth by the second half of 1996.

As of November 30, 1995, the nation's capacity utilization rate remained firm at 83.1% while unemployment continued to remain in the full employment range, declining to 5.5%. Inflation stayed surprisingly benign during this period as the core Producer Price Index* showed no increase for the entire month of October 1995. There is considerable economic evidence to suggest that inflation may be near its cyclical trough. The municipal yield curve steepened over the six-month period ended November 30, 1995, while the treasury yield curve flattened during the same period. The basis point spread between the two-year and twenty-five year maturities was 68 basis points and 168 basis points for the treasury and municipal yield curves, respectively. The municipal yield curve has remained steeper than the treasury yield curve due to the segmentation of demand along the curve. The bulk of new municipal bond issuance in the market is concentrated in the long end of the curve (20 years and longer) while demand has been concentrated on the shorter end of the municipal yield curve (10 years and under).

During the six-month period ended November 30, 1995, yields in the municipal bond market, as measured by the Bond Buyer Index**, rose to a high of 6.44% on August 17, 1995. Municipal bond yields then began to decline from their August high as a result of market supply and demand technicals and signs of weakness in the U.S. economy. The Bond Buyer Revenue Index* ended the six-month period at 5.78% on November 30, 1995. The municipal bond market continued to lag the rally in the treasury market as a result of the concern over the effect of a flat tax on municipal bonds, the low yields available in the marketplace, investors' memory of the difficult bond market in 1994, and the continuing saga of the Orange County default in the press. The U.S. Treasury bond market also reached its high for market yields in August, 1995. The long (30 year) treasury reached a high of 6.99% on August 11, 1995, and finished the six-month period at 6.13% on November 30, 1995.

 * The Producer Price Index is a measure of change in wholesale prices, as released monthly by the U.S. Bureau of Labor Statistics.

** The Bond Buyer Index measures municipal bond yields.


--------------------------------------------------------------------------------

From June 1, 1995, to November 30, 1995, net assets of the fund increased from $8.3 million to $11.8 million. Reflecting market activity, the net asset value of the fund increased from $10.06 on June 1, 1995, to $10.26 on November 30, 1995. On that date, the credit breakdown of the holdings of the fund as rated by Standard & Poor's Ratings Group ("S&P") was; 71.1% in "AAA" issues; 14.7% in "AA" issues; 12.1% in "A" issues; 0% in "BBB" issues; 0% in "non-rated" issues and 2.1% in municipal cash equivalents within the highest rating category. Federated Pennsylvania Intermediate Municipal Trust was established in December 1993 to provide investors the ability to invest in a non-diversified portfolio of Pennsylvania municipal issues which are rated "A" or better by a nationally recognized statistical rating agency. The investment objective of the fund is to provide current income which is exempt from the federal regular income tax and the personal income taxes of the Commonwealth of Pennsylvania and Pennsylvania municipalities.**

The fund's management is currently maintaining a neutral average maturity target as a result of our outlook on interest rates and the economy. There remains enough uncertainty in the available economic data and the municipal yield curve is sufficiently steep to make the yield give-up from initiating a defensive position unwarranted. The municipal bond market has significantly underperformed the treasury market this year. This is reflected by a municipal / treasury yield ratio, for the long end of the yield curve, well in excess of 85%. This underperformance can be attributed to several factors, the most important of which being the possibility of a significant change in the way municipal bonds are treated for tax purposes relative to other investment alternatives, (i.e., treasuries and corporate bonds). As a result, for much of calendar year 1995 there has been limited retail participation in the municipal bond market leaving cash flows into municipal bond funds negative to flat.

Management is currently stressing credit quality. Credit spreads are narrow by historical standards reflecting the limited amount of new municipal bond issuance relative to prior years and the low level of absolute yields available which encourages investors to reach for yield and the penetration of the municipal bond insurers (approximately 40% of the new issue market). At this juncture trading down in credit quality does not seem prudent. The average credit quality of the portfolio is "AA" with approximately 86% of its assets invested in securities rated AA or better by S&P. The portfolio's income objective involved booking attractive income streams for distribution to shareholders. Management continues to focus on "essential service" revenue bonds of stable established projects which generate strong cash flow. Examples of such projects would include electric power authorities and water and sewer utilities. Management is currently reducing exposure to the healthcare sector which has become fairly valued.

** Income may be subject to the federal alternative minimum tax.


--------------------------------------------------------------------------------

Management has avoided debt backed by municipal leases such as certificates of participation ("COPs"). These debt instruments are subject to annual appropriation and present risks which are not present in bonds backed by a general obligation, full faith and credit pledge. Insured municipal bonds have also been purchased in the fund. However, the use of bond insurance is limited to monoline bond insurers who indemnify municipal obligations only. General obligation issues are also being stressed as the economies strength translates into improved revenues and larger reserves at the state and local government level. The emphasis has been on issues that are considered upgrade candidates. Municipal securities subject to the alternative minimum tax ("AMT") have been included in the portfolio due to the favorable yield spreads available from those issues. An additional 20 to 30 basis points can be gained currently as a result of increased issuance of AMT securities in the municipal marketplace. The latest Internal Revenue Service figures for 1993 report only 0.28% of the total returns filed being subject to the AMT. Management continues to avoid market discount securities, priced beyond the de minimus rule, so as to avoid distributing ordinary income to shareholders.

Municipal bonds purchased at a market discount are treated differently for tax purposes as a result of the Omnibus Budget Reconciliation Act of 1993. Tax-exempt obligations purchased after April 30, 1993 must recognize ordinary interest income for tax purposes from any gain realized on the sale of a market discount bond, to the extent of the accrued market discount. The entire amount of accrued market discount calculated is not recognized as ordinary interest income until there is a disposition of the bond at a gain. A de minimus exemption is allowed if the market discount is less than one quarter of one percent of the stated redemption price at maturity multiplied by the number of complete years to maturity after acquisition of the bond.

When determining the credit quality of issues for potential investment by the fund, the investment adviser focuses upon a variety of economic and financial parameters. For general obligation issues, analysis is directed towards demographic data, income distribution, property value levels and growth, provision of governmental services, and debt authorization. For revenue issues, the investment adviser also examines issuer cash flow generation, sensitivity to product/service pricing, competition and industry/sector make-up, debt structure, debt service coverage, financial flexibility, and contingent liabilities.

Securities bought by the fund during the past twelve months consisted largely of: public and private colleges and universities-both insured and uninsured; water & sewer issues; single-family mortgage revenue issues; and state and local general obligation issues. The average purchase yield for new investments by the fund was 5.56%.

For the six-month period ended November 30, 1995, an investor in the fund experienced a total return of 4.50%.


FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST)
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                    CREDIT
  AMOUNT                                                                    RATING*       VALUE
----------      ---------------------------------------------------------   --------   -----------
SHORT-TERM MUNICIPAL SECURITIES--11.0%
-------------------------------------------------------------------------
$1,300,000      Puerto Rico Government Development Bank Weekly VRDNs
                (Credit Suisse, Zurich LOC)                               VMIG-1$1,300,000
                ---------------------------------------------------------       -----------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--97.2%
-------------------------------------------------------------------------
                PENNSYLVANIA--95.7%
                ---------------------------------------------------------
   350,000      Allegheny County, PA HDA, Hospital Revenue Bonds (Series
                A), 5.45% (Allegheny General Hospital)/(MBIA
                INS)/(Original Issue Yield: 5.55%), 9/1/2004               Aaa       366,331
                ---------------------------------------------------------
   300,000      Allegheny County, PA HDA, Revenue Bonds (Series A), 5.90%
                (South Hills Health System)/(Original Issue Yield:
                6.00%), 5/1/2003                                           A         317,409
                ---------------------------------------------------------
   300,000      Allegheny County, PA HDA, Revenue Bonds (Series A), 6.00%
                (South Hills Health System)/(Original Issue Yield:
                6.10%), 5/1/2004                                           A         317,439
                ---------------------------------------------------------
   100,000      Allegheny County, PA, UT GO Bonds (Series C-39), 6.00%
                (AMBAC INS)/(Original Issue Yield: 6.098%), 5/1/2012       Aaa       104,734
                ---------------------------------------------------------
   100,000      Allegheny County, PA, UT GO Bonds, 5.40% (MBIA INS)/
                (Original Issue Yield: 5.50%), 9/15/2005                   Aaa       104,437
                ---------------------------------------------------------
   100,000      Altoona, PA Area School District, UT GO Bonds, 5.35%
                (FGIC INS)/(Original Issue Yield: 5.40%), 1/15/2004        Aaa       104,377
                ---------------------------------------------------------
   100,000      Altoona, PA City Authority, Water Revenue Bonds, 5.60%
                (FGIC INS)/(Original Issue Yield: 5.699%), 11/1/2004       Aaa       106,830
                ---------------------------------------------------------
   150,000      Berks County, PA Municipal Authority, Hospital Revenue
                Bonds, 5.40% (Reading Hospital & Medical Center)/(MBIA
                INS)/(Original Issue Yield: 5.45%), 10/1/2004              Aaa       156,519
                ---------------------------------------------------------
   100,000      Berks County, PA Municipal Authority, Hospital Revenue
                Bonds, 5.60% (Reading Hospital & Medical Center)/(MBIA
                INS)/(Original Issue Yield: 5.65%), 10/1/2006              Aaa       105,436
                ---------------------------------------------------------
   300,000      Bethlehem, PA, UT GO Bonds, 6.30% (MBIA INS), 6/1/2003     Aaa       328,473
                ---------------------------------------------------------



FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

PRINCIPAL                                                                    CREDIT
  AMOUNT                                                                    RATING*       VALUE
----------      ---------------------------------------------------------   --------   -----------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------
$  150,000      Cambria County, PA, UT GO (Series A), 5.40% (FGIC
                INS)/(Original Issue Yield: 5.50%), 8/15/2004              Aaa   $   157,476
                ---------------------------------------------------------
   100,000      Central Bucks, PA School District, UT GO Bonds, 5.40%
                (FGIC INS), 5/15/2003                                      Aaa       102,706
                ---------------------------------------------------------
   100,000      Central Bucks, PA School District, UT GO Bonds, 6.00%,
                11/15/2003                                                  Aa       109,623
                ---------------------------------------------------------
   100,000      Commonwealth of Pennsylvania, UT GO Bonds (Second Series
                A), 6.30% (MBIA INS)/(Original Issue Yield: 6.35%),
                11/1/2002                                                  Aaa       110,824
                ---------------------------------------------------------
   100,000      Commonwealth of Pennsylvania, UT GO Bonds (Series A),
                6.50% (Original Issue Yield: 6.60%), 11/15/2010            AA-       109,059
                ---------------------------------------------------------
   145,000      Commonwealth of Pennsylvania, UT GO Refunding Bonds
                (First Series), 5.30%, 5/1/2004                            AA-       151,038
                ---------------------------------------------------------
   150,000      Dauphin County, PA General Authority, Revenue Bonds,
                6.00% (Harrisburg International Airport)/(MBIA INS),
                6/1/2002                                                   Aaa       159,740
                ---------------------------------------------------------
   150,000      Dauphin County, PA General Authority, Revenue Bonds,
                6.10% (Harrisburg International Airport)/(MBIA INS),
                6/1/2003                                                   Aaa       160,287
                ---------------------------------------------------------
   345,000      Delaware County Authority, PA, (Series 1995) College
                Revenue Bonds, 5.30% (Neumann College)/(Connie Lee
                INS)/(Original Issue Yield: 5.40%), 10/1/2007              AAA       347,339
                ---------------------------------------------------------
   300,000      Delaware County Authority, PA, Hospital Revenue Bonds,
                5.90% (Riddle Memorial Hospital)/(Original Issue Yield:
                6.10%), 1/1/2002                                            A-       315,432
                ---------------------------------------------------------
   125,000      Eastern York, PA School District, UT GO Bonds, 5.55%
                (MBIA INS), 6/1/2003                                       Aaa       131,855
                ---------------------------------------------------------
   100,000      Elizabethtown, PA Area School District, UT GO Bonds,
                5.45%, 2/15/2004                                            A        102,426
                ---------------------------------------------------------
   125,000      Franklin Park Boro, PA, GO Bonds, 5.50% (AMBAC INS),
                11/1/2004                                                  Aaa       132,259
                ---------------------------------------------------------



FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

PRINCIPAL                                                                    CREDIT
  AMOUNT                                                                    RATING*       VALUE
----------      ---------------------------------------------------------   --------   -----------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------
$  500,000      Indiana County, PA Hospital Authority, Revenue Refunding
                Bonds (Series B), 6.20% (Indiana Hospital, PA)/(Connie
                Lee INS)/(Original Issue Yield: 6.30%), 7/1/2006           AAA   $   541,690
                ---------------------------------------------------------
   350,000      Lehigh County, PA, General Purpose Authority Hospital
                Revenue Bonds, 5.30% (Lehigh Valley Hospital, Inc.)/
                (MBIA INS)/(Original Issue Yield: 5.40%), 7/1/2005         Aaa       360,860
                ---------------------------------------------------------
   325,000      Lower Dauphin, PA School District, UT GO Bonds, 5.75%
                (AMBAC INS), 3/15/2000 (@100)                              Aaa       344,311
                ---------------------------------------------------------
   500,000      Lycoming County PA Authority, Hospital Revenue Bonds,
                4.80% (Divine Providence Hospital, PA)/(Connie Lee
                INS)/(Original Issue Yield: 4.95%), 11/15/2002             AAA       500,870
                ---------------------------------------------------------
   180,000      North Penn, PA Water Authority, Revenue Bonds, 5.80%
                (FGIC INS)/(Original Issue Yield: 5.85%), 11/1/2005        Aaa       191,795
                ---------------------------------------------------------
   110,000      North Penn, PA Water Authority, Revenue Bonds, 6.10%
                (FGIC INS), 11/1/2003                                      Aaa       121,844
                ---------------------------------------------------------
   500,000      Northeastern, PA Hospital & Education Authority, Health
                Care Revenue Bonds (Series 1994 A), 6.10% (Wyoming Valley
                Health Care, PA)/(AMBAC INS)/(Original Issue Yield:
                6.25%), 1/1/2003                                           Aaa       542,065
                ---------------------------------------------------------
   150,000      Penn Trafford, PA School District, UT GO Bonds, 5.55%
                (MBIA INS), 5/1/2006                                       Aaa       157,658
                ---------------------------------------------------------
   100,000      Pennsylvania Housing Finance Authority, SFM Revenue Bonds
                (Series 38), 5.30%, 4/1/2003                                AA       101,534
                ---------------------------------------------------------
   100,000      Pennsylvania Housing Finance Authority, SFM Revenue Bonds
                (Series 41-B), 5.90%, 10/1/2005                             AA       103,614
                ---------------------------------------------------------
   100,000      Pennsylvania Housing Finance Authority, SFM Revenue Bonds
                (Series 42), 5.90%, 10/1/2004                               AA       103,910
                ---------------------------------------------------------
   345,000      Pennsylvania Housing Finance Authority, SFM Revenue Bonds
                (Series 43), 6.35%, 4/1/2001                                AA       360,735
                ---------------------------------------------------------
   300,000      Pennsylvania State Higher Education Facilities Authority,
                College & University Refunding Revenue Bonds, 6.00%
                (Carnegie-Mellon University), 11/1/2003                    AA-       328,122
                ---------------------------------------------------------



FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

PRINCIPAL                                                                    CREDIT
  AMOUNT                                                                    RATING*       VALUE
----------      ---------------------------------------------------------   --------   -----------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------
$  125,000      Pennsylvania State Higher Education Facilities Authority,
                Health Services Revenue Bonds (Series A), 6.00%
                (University of Pennsylvania), 1/1/2003                     AA-   $   136,421
                ---------------------------------------------------------
   200,000      Pennsylvania State Higher Education Facilities Authority,
                Revenue Bonds (Series L), 5.50% (State System of Higher
                Education, Commonwealth of PA)/(AMBAC INS)/(Original
                Issue Yield: 5.55%), 6/15/2005                             Aaa       209,782
                ---------------------------------------------------------
   125,000      Pennsylvania State Turnpike Commission, Turnpike Revenue
                Bonds (Series P), 5.45%, 12/1/2002                          A1       131,376
                ---------------------------------------------------------
   100,000      Pennsylvania State University, Second Revenue Refunding
                Bonds, 5.55% (AMBAC INS)/(Original Issue Yield: 5.70%),
                8/15/2006                                                  Aaa       104,735
                ---------------------------------------------------------
   125,000      Perkiomen Valley School District, PA, UT GO Bonds, 5.50%,
                2/1/2004                                                    A1       130,115
                ---------------------------------------------------------
   300,000      Philadelphia, PA Gas Works, Revenue Bonds (14th Series),
                5.50% (FSA INS)/(Original Issue Yield: 6.10%), 7/1/2004    Aaa       314,838
                ---------------------------------------------------------
   100,000      Philadelphia, PA Hospitals & Higher Education Facilities
                Authority, Hospital Revenue Bonds (Series 1994), 5.25%
                (Wills Eye Hospital, PA)/(Original Issue Yield: 5.40%),
                7/1/2003                                                    A        101,526
                ---------------------------------------------------------
   350,000      Philadelphia, PA Hospitals & Higher Education Facilities
                Authority, Revenue Bonds (Series A), 6.50% (Children's
                Hospital of Philadelphia)/(Original Issue Yield: 6.85%),
                2/15/2002 (@102)                                           Aaa       395,479
                ---------------------------------------------------------
   300,000      Philadelphia, PA School District, LT GO (Series A), 5.45%
                (MBIA INS), 7/1/2004                                       Aaa       315,840
                ---------------------------------------------------------
   150,000      Philadelphia, PA Water & Wastewater System, Revenue
                Bonds, 5.50% (FGIC INS), 6/15/2003                         Aaa       158,567
                ---------------------------------------------------------
   300,000      Pittsburgh, PA, Refunding UT GO Bonds, 4.70% (FGIC INS)/
                (Original Issue Yield: 4.80%), 3/1/2005                    Aaa       297,648
                ---------------------------------------------------------
   100,000      Richland School District, PA, UT GO Bonds, 5.30% (MBIA
                INS)/(Original Issue Yield: 5.45%), 11/1/2003              Aaa       104,767
                ---------------------------------------------------------



FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

PRINCIPAL                                                                    CREDIT
  AMOUNT                                                                    RATING*       VALUE
----------      ---------------------------------------------------------   --------   -----------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------
$  125,000      Solanco, PA School District, UT GO Bonds, 5.60% (FGIC
                INS), 2/15/2004                                            Aaa   $   131,925
                ---------------------------------------------------------
   100,000      Spring Ford, PA School District, UT GO Refunding Bonds
                (Series AA), 5.80% (FGIC INS), 8/1/2005                    Aaa       104,153
                ---------------------------------------------------------
   260,000      Stroudsburg, PA Area School District, GO Bonds, Series
                1995, 4.90% (FGIC INS), 10/1/2004                          Aaa       265,122
                ---------------------------------------------------------
   200,000      Swarthmore Boro Authority PA, College Revenue Bonds,
                6.00% (Swarthmore College)/(Original Issue Yield: 6.10%),
                9/15/2006                                                   AA       215,744
                ---------------------------------------------------------
   185,000      Warren County, PA School District, UT GO Bonds, 5.85%
                (FGIC INS), 9/1/2001                                       Aaa       194,335
                ---------------------------------------------------------
   110,000      Warren County, PA School District, UT GO Bonds, 6.10%
                (FGIC INS), 9/1/2003                                       Aaa       115,716
                ---------------------------------------------------------        -----------
                Total                                                             11,289,146
                ------------------------------------------------------           -----------
                VIRGIN ISLANDS--1.5%
                ---------------------------------------------------------
   170,000      Virgin Islands HFA, SFM Revenue Refunding Bonds (Series
                A), 5.80% (GNMA COL), 3/1/2005                             AAA       175,134
                --------------------------------------------------------        -----------
                TOTAL INTERMEDIATE-TERM MUNICIPAL SECURITIES
                (IDENTIFIED COST $10,962,167)                                     11,464,280
                --------------------------------------------------             -----------
                TOTAL INVESTMENTS (IDENTIFIED COST $12,262,167)(a)               $12,764,280
                ---------------------------------------------------------       -----------


  Securities that are subject to AMT represent 5.82% of the portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) The cost of investments for federal tax purposes amounts to $12,262,167. The net unrealized appreciation of investments on a federal tax basis amounts to $502,113 which is comprised of $502,230 appreciation and $117 depreciation at November 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($11,791,845) at November 30, 1995.


FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio.

AMBAC  -- American Municipal Bond Assurance Corporation
COL    -- Collateralized
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HDA    -- Hospital Development Authority
HFA    -- Housing Finance Authority
INS    -- Insured
LOC    -- Letter of Credit
LT     -- Limited Tax
MBIA   -- Municipal Bond Investors Assurance
SFM    -- Single Family Mortgage
UT     -- Unlimited Tax
VRDNs  -- Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)


FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST)
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $12,262,167) $12,764,280
---------------------------------------------------------------------------------
Cash                                                                              7,543
---------------------------------------------------------------------------------
Income receivable                                                               163,620
---------------------------------------------------------------------------------
Receivable for shares sold                                                       12,500
---------------------------------------------------------------------------------
Deferred expenses                                                                10,006
--------------------------------------------------------------------------------------------
     Total assets                                                                12,957,949
---------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Payable for investments purchased                                      $1,138,621
--------------------------------------------------------------------
Income distribution payable                                                45,752
--------------------------------------------------------------------
Accrued expenses                                                          (18,269)
--------------------------------------------------------------------   ----------
     Total liabilities                                                            1,166,104
--------------------------------------------------------------------------------------------
NET ASSETS for 1,148,973 shares outstanding                                     $11,791,845
---------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------
Paid in capital                                                                 $11,447,982
---------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          502,113
---------------------------------------------------------------------------------
Accumulated net realized loss on investments                                       (158,250)
---------------------------------------------------------------------------------    -----------
     Total Net Assets                                                           $11,791,845
---------------------------------------------------------------------------------    -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------
$11,791,845 / 1,148,973 shares outstanding                                           $10.26
---------------------------------------------------------------------------------    -------


(See Notes which are an integral part of the Financial Statements)


FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST)
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------------------------
Interest                                                                            $259,559
-------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                     $  24,228
------------------------------------------------------------------------
Administrative personnel and services fee                                      62,500
------------------------------------------------------------------------
Custodian fees                                                                  9,061
------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                        7,123
------------------------------------------------------------------------
Directors'/Trustees' fees                                                       1,647
------------------------------------------------------------------------
Auditing fees                                                                   6,039
------------------------------------------------------------------------
Legal fees                                                                      1,281
------------------------------------------------------------------------
Portfolio accounting fees                                                      23,017
------------------------------------------------------------------------
Shareholder services fee                                                       12,114
------------------------------------------------------------------------
Share registration costs                                                        8,967
------------------------------------------------------------------------
Printing and postage                                                            6,405
------------------------------------------------------------------------
Insurance premiums                                                              2,196
------------------------------------------------------------------------
Miscellaneous                                                                   2,856
------------------------------------------------------------------------    ---------
     Total expenses                                                           167,434
------------------------------------------------------------------------
Waivers and reimbursements--
------------------------------------------------------------------------
  Waiver of investment advisory fee                            $ (24,228)
------------------------------------------------------------
  Waiver of shareholder services fee                              (7,268)
------------------------------------------------------------
  Reimbursement of other operating expenses                     (113,919)
------------------------------------------------------------   ---------
     Total waivers and reimbursements                                        (145,415)
------------------------------------------------------------------------    ---------
          Net expenses                                                                22,019
--------------------------------------------------------------------------------    --------
               Net investment income                                                 237,540
--------------------------------------------------------------------------------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------------------------
Net realized gain on investments                                                       3,897
-------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                 216,659
--------------------------------------------------------------------------------    --------
     Net realized and unrealized gain on investments                                 220,556
--------------------------------------------------------------------------------    --------
          Change in net assets resulting from operations                            $458,096
--------------------------------------------------------------------------------    --------


(See Notes which are an integral part of the Financial Statements)


FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SIX MONTHS ENDED
                                                               (UNAUDITED)        YEAR ENDED
                                                            NOVEMBER 30, 1995   MAY 31, 1995
                                                            -----------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------
OPERATIONS--
---------------------------------------------------------
Net investment income                                          $   237,540       $   334,414
---------------------------------------------------------
Net realized gain (loss) on investments ($3,897 net gain
and $74,731 net loss, respectively, as computed for
federal tax purposes)                                                3,897         (124,072)
---------------------------------------------------------
Net change in unrealized appreciation of investments               216,659           334,985
---------------------------------------------------------   ---------------      -----------
     Change in net assets resulting from operations                458,096           545,327
---------------------------------------------------------   ---------------      -----------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------
Distributions from net investment income                          (237,540)       (334,414)
---------------------------------------------------------   ---------------      -----------
SHARE TRANSACTIONS--
---------------------------------------------------------
Proceeds from sale of shares                                     7,705,897        15,556,453
---------------------------------------------------------
Net asset value of shares issued to shareholders in
  payment of distributions declared                                 36,016            34,262
---------------------------------------------------------
Cost of shares redeemed                                         (4,514,908)     (10,337,938)
---------------------------------------------------------   ---------------      -----------
     Change in net assets resulting from share
       transactions                                              3,227,005         5,252,777
---------------------------------------------------------   ---------------      -----------
          Change in net assets                                   3,447,561         5,463,690
---------------------------------------------------------
NET ASSETS:
---------------------------------------------------------
Beginning of period                                              8,344,284         2,880,594
---------------------------------------------------------   ---------------      -----------
End of period                                                  $11,791,845       $ 8,344,284
---------------------------------------------------------   ---------------      -----------


(See Notes which are an integral part of the Financial Statements)



FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          YEAR ENDED MAY 31,
                                                    SIX MONTHS ENDED
                                                      (UNAUDITED)
                                                NOVEMBER 30, 1995              1995  1994(a)
                                                   ------------------        ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD                     $10.06              $ 9.85   $10.00
------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------
  Net investment income                                    0.25                0.48     0.23
------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                              0.20                0.21   (0.15)
------------------------------------------------   ------------              ------  ------
Total from investment operations                           0.45                0.69    0.08
------------------------------------------------   ------------              ------   ------
LESS DISTRIBUTIONS
------------------------------------------------
  Distributions from net investment income                (0.25)              (0.48)  (0.23)
------------------------------------------------   ------------              ------  ------
NET ASSET VALUE, END OF PERIOD                           $10.26              $10.06  $ 9.85
------------------------------------------------   ------------              ------   ------
TOTAL RETURN (b)                                           4.50%               7.35%   0.76%
------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------
  Expenses                                                 0.45%*              0.45%  0.25%*
------------------------------------------------
  Net investment income                                    4.90%*              5.11%  4.76%*
------------------------------------------------
  Expense waiver/reimbursement                             3.00%*(c)       3.95%(d)5.06%*(c)
------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------
  Net assets, end of period (000 omitted)               $11,792              $8,344    2,881
------------------------------------------------
  Portfolio turnover                                          4%                 41%     39%
------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from December 5, 1993 (date of initial public investment) to May 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) The Adviser waived $32,714 of the investment advisory fee and reimbursed $86,896 of other expenses, which represent 0.50% and 1.33% of average net assets, respectively, to comply with certain state expense limitations. The remainder of the waiver/reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                                       14

FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST)
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION
Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, (the "Act"), as an open-end, management investment company. The Trust consists of two non-diversified portfolios and one diversified portfolio. The financial statements included herein are only those of Federated Pennsylvania Intermediate Municipal Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

Effective December 19, 1994, the Board of Trustees ("Trustees") changed the name of the Fund from Pennsylvania Intermediate Municipal Trust to Federated Pennsylvania Intermediate Municipal Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At May 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $74,731, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

                EXPIRATION YEAR     EXPIRATION AMOUNT
                ---------------     -----------------
                      2003               $74,731




FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

     Additionally, net capital losses of $87,417 attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at November 30, 1995, 72.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 20.1% of total investments.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                              PERIOD ENDED        YEAR ENDED
                                                            NOVEMBER 30, 1995    MAY 31, 1995
---------------------------------------------------------   -----------------    ------------
Shares sold                                                       762,926          1,596,301
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                            3,561              3,517
---------------------------------------------------------
Shares redeemed                                                  (447,278)        (1,062,458)
---------------------------------------------------------   -------------        ------------
  Net change resulting from share transactions                    319,209            537,360
---------------------------------------------------------   -------------        ------------



FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay Federated Shareholder Services up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FServ is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $24,690 and start-up administrative service expenses of $31,506 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses and start-up administrative expenses during the five year period following effective date. For the period ended November 30, 1995, the Fund paid $0 pursuant to this agreement.

INTERFUND TRANSACTIONS--During the period ended November 30, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $5,650,000 and $4,700,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST)
--------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1995, were as follows:

--------------------------------------------------------------------------------
Purchases                                                                          3,768,543
--------------------------------------------------------------------------------  ----------
Sales                                                                            $  381,500
--------------------------------------------------------------------------------   ----------

TRUSTEES                                         OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                  John F. Donahue
Thomas G. Bigley                                   Chairman
John T. Conroy, Jr.                              Glen R. Johnson
William J. Copeland                                President
James E. Dowd                                    J. Christopher Donahue
Lawrence D. Ellis, M.D.                            Executive Vice President
Edward L. Flaherty, Jr.                          Edward C. Gonzales
Glen R. Johnson                                    Executive Vice President
Peter E. Madden                                  John W. McGonigle
Gregor F. Meyer                                    Executive Vice President and
                                                   Secretary
John E. Murray, Jr.                              Richard B. Fisher
Wesley W. Posvar                                   Vice President
Marjorie P. Smuts                                David M. Taylor
                                                   Treasurer
                                                 S. Elliott Cohan
                                                   Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning